Cash And Cash Equivalents - Summary of Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents [Roll Forward]
Balance at 1 January	$ 25,187	$ 10,087
Additions during the year	0	14,914
Interest income	945	186
Balance at 31 December	$ 26,132	$ 25,187